Reconciliation of the statutory tax rates and the effective tax rates (Detail) (USD $)	0 Months Ended	12 Months Ended
	Nov. 10, 2010	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Effective Income Tax Rate Reconciliation [Line Items]
Federal tax, Amount		$ (2,689,000)	$ (1,368,000)
State tax, Amount		(390,000)	(237,000)
R&D Credit, Amount	733,438	(15,000)	(308,000)
Valuation allowance, Amount		3,446,000	1,913,000
Net, Amount
Federal tax, Rate		34.00%	34.00%
State tax, Rate		5.90%	5.90%
R&D Credit, Rate		7.70%	7.70%
Valuation allowance, Rate		(47.60%)	(47.60%)
Net, Rate